COMMITMENTS AND CONTINGENCIES - Savings and Investment Plan (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies - Savings And Investment Plan Details Narrative
Plan matching contribution	$ 33,500	$ 33,000